GENERAL (Tables)	12 Months Ended
Dec. 31, 2012
GENERAL [Abstract]
Schedule of Loss from Discontinued Operations

Period ended August 1, 2012

Revenues	3
Cost of revenues	143

Gross loss	(140)
Operating expenses:
Sales and marketing	60
General and administrative	181
Impairment of goodwill and intangible asset	348

Operating income (loss)	(729)

Financial expense, net	18
Tax benefit	-

Net income (loss)	(747)
(*)	As a result of the partnership's sale a loss was recorded in the amount of $ 248, and consider to be a loss on discontinued operation.
**)	Cash flow from discontinued operation was immaterial and as such no discontinued operation presented on the cash flow statement.

Schedule of Assets Acquired and Liabilities Assumed
Working capital	$27
Property and equipment	112
Customer list	1,364
Goodwill	1,669
Accrued severance pay, net	(23)
Employees accruals	(24)
$3,125